Note 12 - Stockholders' Equity and Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 01, 2018	Nov. 30, 2018	Dec. 13, 2017	Mar. 01, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 0.1	$ 0.6	$ 1.4
Proceeds from Stock Options Exercised					$ 0.1	$ 0.1	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 0	$ 4.91	$ 15.23
Share Based Compensation Arrangement by Share Based Payment Award, Fair Value Assumptions, Volatility, Term of Common Stock (Month)					6 months	6 months	6 months
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)						1,200,000
The 2013 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)		1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		1,700,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					10 years
Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					67,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 3.27	$ 7.98	$ 10.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested					$ 1.8	$ 7.9	$ 5.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 0.4	$ 2.1	$ 3.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)					732,707	908,754
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	900,002
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 7.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Minimum Weighted Average Price to Vest (in dollars per share)	$ 17.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.33%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 6.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Minimum Weighted Average Price to Vest (in dollars per share)	$ 22.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.33%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 5.89
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Minimum Weighted Average Price to Vest (in dollars per share)	$ 27.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.33%
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)							$ 8.85
Share Based Compensation By Share Bases Payment Arrangement, Exercise Price Range, Maximum Value (in dollars per share)	$ 18.65			$ 19.40
Share Based Compensation By Share Bases Payment Arrangement, Exercise Price Range, Upper Range Limit (in dollars per share)	27.50			22.50
Share Based Compensation By Share Bases Payment Arrangement, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 8.85			$ 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercisable and Vested, Number (in shares)					177,665
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)					0	158,334	34,999
Stock Appreciation Rights (SARs) [Member] | December 1, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)					617,912
Stock Appreciation Rights (SARs) [Member] | March 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercisable and Vested, Number (in shares)					136,670
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)			663,330
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other Than Options, Participants Gain on Exercise (in dollars per share)			$ 9.95
Stock Appreciation Rights (SARs) [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	960,009			1,210,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Exercise Price (in dollars per share)	$ 8.85			$ 3.10
Stock Appreciation Rights (SARs) [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	0			0
Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent					100.00%
Stock Appreciation Rights (SARs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.33%
Share Based Compensation Arrangement by Share Based Payment Award, Award Vesting Rights, Percentage, Weighted Average Stock Price Greater Than Exercise Price				120.00%
Stock Appreciation Rights (SARs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.33%
Share Based Compensation Arrangement by Share Based Payment Award, Award Vesting Rights, Percentage, Weighted Average Stock Price Greater Than Exercise Price				125.00%
Stock Appreciation Rights (SARs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.33%
Share Based Compensation Arrangement by Share Based Payment Award, Award Vesting Rights, Percentage, Weighted Average Stock Price Greater Than Exercise Price				130.00%